Contract Liabilities (Details) - Innovent Biologics Suzhou) Co Ltd [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Contract Liabilities [Line Items]
Contract liabilities	¥ 349,523		¥ 349,523		$ 49,981
Revenue	¥ 37,485	$ 5,360	¥ 37,485	¥ 26,049